LOANS PAYABLE (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Apr. 29, 2022	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility amount				$ 40,489	$ 50,733		$ 0
Shares issued in connection with Sprott credit facility (in shares) | shares					450,730
Shares issued in connection with Sprott credit facility					$ 1,239
Restricted cash				1,474	3,216
Gain on modification of loan				4,005
Interest expense				5,247	2,100
Sprott Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility amount		$ 44,000	$ 44,000	40,489	42,734		0
Maturity date			July 31, 2022
Annual interest rate		7.00%	7.00%
Paid cash fees			$ 795
Shares issued in connection with Sprott credit facility (in shares) | shares			450,730
Shares issued in connection with Sprott credit facility			$ 1,239
Share issued price per share | (per share)		$ 3.46	$ 2.74
Restricted cash				$ 1,500
Percentage of fee on outstanding loan balance				1.50%
Fees on loan payable				$ 660
Gain on modification of loan				$ 4,005
Borrowings effective interest rate				12.39%
Interest expense				$ 4,927	1,948
Interest paid				3,167	1,171
SSR VTB Note [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility amount	$ 8,000			0	7,999		$ 0
Annual interest rate	10.00%					13.00%
Gain on modification of loan				0
Note payable issued	$ 7,848
Interest expense				$ 320	$ 151